Walthausen Small Cap Value Fund
	Schedule of Investments
	April 30, 2023 (Unaudited)
Shares			Fair Value	% of Net Assets

COMMON STOCKS

Crude Petroleum & Natural Gas
12,366	Gulfport Energy Corporation *		$ 1,118,628	2.71%

Electric Lighting & Wiring Equipment
18,574	AZZ Inc.		700,797
62,364	LSI Industries Inc.		791,399
			1,492,196	3.61%

Electrical Industrial Apparatus
56,376	Thermon Group Holdings, Inc. *		1,171,493	2.83%

Electrical Work
10,782	Comfort Systems USA, Inc.		1,611,801	3.90%

Electronic Components & Accessories
25,718	Vishay Precision Group, Inc. *		965,454	2.34%

Electronic Connectors
22,884	Methode Electronics, Inc.		938,015	2.27%

Farm Machinery & Equipment
6,063	Alamo Group Inc.		1,071,514	2.59%

Heavy Construction Other Than Building Construction - Contractors
84,253	Great Lakes Dredge & Dock Corporation *		482,770	1.17%

Instruments for Measuring & Testing of Electricity & Electric Signals
25,098	Allied Motion Technologies, Inc.		863,873
22,762	Cohu, Inc. *		770,266
			1,634,139	3.95%

Metal Forgings & Stampings
11,867	Materion Corporation		1,285,315
24,825	TriMas Corporation		630,803
			1,916,118	4.64%

Mobile Homes
15,980	Skyline Champion Corporation *		1,185,237	2.87%

Motor Vehicles & Passenger Car Bodies
30,080	The Shyft Group, Inc.		754,406	1.83%

National Commercial Banks
8,128	City Holding Company		741,192
24,097	NBT Bancorp Inc.		776,887
			1,518,079	3.67%

Oil & Gas Field Services, NEC
130,904	Helix Energy Solutions Group, Inc. *		949,054
90,607	ProPetro Holding Corp. *		628,813
			1,577,867	3.82%

Printed Circuit Boards
16,441	Kimball Electronics, Inc. *		330,957	0.80%

Pulp Mills
62,083	Mercer International Inc. (Canada)		604,068	1.46%

Retail - Jewelry Stores
6,359	Signet Jewelers Limited (Bermuda)		467,895	1.13%

Retail - Retail Stores, NEC
38,892	Titan Machinery Inc. *		1,219,264	2.95%

Retail - Shoe Stores, NEC
21,817	Shoe Carnival, Inc.		507,245	1.23%

Rolling Drawing & Extruding of Nonferrous Metals
7,191	Encore Wire Corporation		1,124,169	2.72%

Sanitary Services
40,708	Heritage-Crystal Clean, Inc. *		1,423,152	3.44%

Savings Institution, Federally Chartered
39,139	OceanFirst Financial Corp.		626,224	1.51%

Semiconductors & Related Devices
10,274	Kulicke and Soffa Industries, Inc. (Singapore)		489,659
10,152	OSI Systems, Inc. *		1,146,770
			1,636,429	3.96%

Services - Amusement & Recreation Services
110,835	Bowlero Corp. - Class A *		1,621,516	3.92%

Services - Automotive Repair, Services & Parking
20,755	Monro, Inc.		1,014,504	2.45%

Services - Engineering Services
19,829	VSE Corporation		838,568	2.03%

Services - Facilities Support Management Services
18,225	V2X, Inc. *		787,320	1.90%

Services - Home Health Care Services
7,661	Addus HomeCare Corporation *		626,210	1.51%

Services - Management Consulting Services
46,861	The Hackett Group, Inc.		869,740	2.10%

Services - To Dwellings & Other Buildings
17,163	ABM Industries Incorporated		730,801	1.77%

Special Industry Machinery, NEC
7,392	Axcelis Technologies, Inc. *		874,474	2.12%

State Commercial Banks
9,428	Business First Bancshares, Inc.		145,380
21,270	First Bancorp		654,691
18,776	First Financial Corporation		648,711
7,715	Lakeland Financial Corporation		390,919
8,422	QCR Holdings, Inc.		348,671
25,852	Seacoast Banking Corporation of Florida *		573,656
19,096	TriCo Bancshares		683,828
16,335	Washington Trust Bancorp, Inc.		459,177
			3,905,033	9.45%

Steel Works, Blast Furnaces Rolling Mills (Coke Ovens)
17,980	Commercial Metals Company		839,486	2.03%

Surgical & Medical Instruments & Apparatus
9,390	Haemonetics Corporation *		786,037	1.90%

Total for Common Stocks (Cost $27,578,306)			38,270,809	92.58%

REAL ESTATE INVESTMENT TRUSTS
44,769	Global Medical REIT, Inc.		415,456
49,561	UMH Properties, Inc.		753,327
Total for Real Estate Investment Trusts (Cost $980,906)			1,168,783	2.83%

MONEY MARKET FUNDS
1,986,321	Fidelity Investments Money Market Government Portfolio -
	Class I 4.73% **		1,986,321	4.81%
	(Cost $1,986,321)

Total Investment Securities			41,425,913	100.22%
	(Cost $30,545,533)

Liabilities in Excess of Other Assets			(90,910)	-0.22%

Net Assets			$ 41,335,003	100.00%

* Non-Income Producing Securities.
** The rate shown represents the 7-day yield at April 30, 2023.

1. SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of securities owned at April 30, 2023, was $30,545,533. At April 30, 2023, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments was as follows:

	Unrealized Appreciation		$ 11,995,611
	Unrealized Depreciation		(1,115,231)
	Unrealized Appreciation		$ 10,880,380

2. SECURITIES VALUATIONS

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks and real estate investment trusts). Equity securities generally are valued by using market quotations but may be valued on the basis of prices furnished by a pricing service when the Valuation Committee believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid price, it is generally categorized as a level 2 security. When market quotations are not readily available, when the Valuation Committee determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued pursuant to the Fair Value Pricing procedures. The Board maintains responsibility for fair value determinations under Rule 2a-5 of the 1940 Act and oversees the Valuation Committee.

Money market funds. Shares of money market funds are valued at net asset value provided by the funds and are classified in level 1 of the fair value hierarchy.

Fair Value Pricing. It is incumbent upon the Valuation Committee to consider all appropriate factors relevant to the value of securities for which market quotations are not readily available. No single standard for determining fair value can be established, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Valuation Committee would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of April 30, 2023:

Valuation of Inputs and Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 38,270,809	$ -	$ -	$ 38,270,809
Real Estate Investment Trusts	1,168,783	-	-	1,168,783
Money Market Funds	1,986,321	-	-	1,986,321
Total	$ 41,425,913	$ -	$ -	$ 41,425,913

Refer to the Fund's Schedule of Investments for a listing of securities by industry. The Fund did not hold any level 3 assets during the fiscal quarter ended April 30, 2023.